Investment Securities - Recorded Book Value, Fair Value and Approximate Yield of Investment Securities by Contractual Maturity (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Within One Year, Amortized Cost	$ 1,297,000
After One But Within Five Years, Amortized Cost	8,736,000
After Five But Within Ten Years, Amortized Cost	69,059,000
After Ten Years, Amortized Cost	31,555,000
Amortized Cost, Total	110,647,000
Available-for-sale securities, Amortized Cost	204,313,000	173,190,000
Within One year, Fair Value	1,330,000
After One But Within Five Years, Fair value	8,721,000
After Five But Within Ten Years, Fair Value	67,146,000
After Ten Years, Fair Value	31,663,000
Fair Value, Total	108,860,000
Available-for-sale (at fair value)	199,955,367	178,207,974
Available-for-sale securities, Yield	3.02%	3.00%
U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Within One Year, Amortized Cost	9,000	10,000
After One But Within Five Years, Amortized Cost	7,490,000	6,000,000
After Five But Within Ten Years, Amortized Cost	43,099,000	41,088,000
After Ten Years, Amortized Cost		3,000
Amortized Cost, Total	50,598,000	47,101,000
Available-for-sale securities, Amortized Cost	50,598,000	47,101,000
Within One year, Fair Value	9,000	10,000
After One But Within Five Years, Fair value	7,416,000	6,034,000
After Five But Within Ten Years, Fair Value	41,021,000	41,248,000
After Ten Years, Fair Value		3,000
Fair Value, Total	48,446,000	47,295,000
Available-for-sale (at fair value)	48,446,000	47,295,000
Within One Year, Yield	0.01%	0.01%
After One But Within Five Years, Yield	1.81%	1.88%
After Five But Within Ten years, Yield	1.81%	1.75%
After Ten Years, Yield		0.87%
Yield, total	1.81%	1.77%
States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Within One Year, Amortized Cost	1,288,000	970,000
After One But Within Five Years, Amortized Cost	1,246,000	1,101,000
After Five But Within Ten Years, Amortized Cost	25,960,000	19,439,000
After Ten Years, Amortized Cost	31,555,000	26,883,000
Amortized Cost, Total	60,049,000	48,393,000
Available-for-sale securities, Amortized Cost	60,049,000	48,393,000
Within One year, Fair Value	1,321,000	990,000
After One But Within Five Years, Fair value	1,305,000	1,158,000
After Five But Within Ten Years, Fair Value	26,125,000	20,633,000
After Ten Years, Fair Value	31,663,000	29,249,000
Fair Value, Total	60,414,000	52,030,000
Available-for-sale (at fair value)	60,414,000	52,030,000
Within One Year, Yield	6.59%	4.98%
After One But Within Five Years, Yield	5.95%	5.92%
After Five But Within Ten years, Yield	5.11%	5.23%
After Ten Years, Yield	5.65%	5.90%
Yield, total	5.44%	5.62%
Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	93,501,000	77,513,000
Available-for-sale (at fair value)	90,900,000	78,678,000
Available-for-sale securities, Yield	2.06%	2.01%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	165,000	183,000
Available-for-sale (at fair value)	$ 195,000	$ 205,000
Available-for-sale securities, Yield	4.02%	1.97%